Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current	€ 1,274	€ 1,208
Current	4,375	4,766
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	1,301
Current	4,376
Total financial assets	5,677	6,001
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	298
Total financial assets	298	277
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current	298
Total financial assets	298	277
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	277
Current	4,337
Total financial assets	4,613	4,953
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments at fair value [member]
Disclosure of financial assets [line items]
Current	4,337
Total financial assets	4,337	4,696
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Non-current	130
Total financial assets	130	133
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Non-current	147
Total financial assets	147	123
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	727
Current	39
Total financial assets	766	772
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Non-current	48
Current	13
Total financial assets	61	70
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Non-current	679
Current	26
Total financial assets	€ 705	€ 702